STOCKHOLDERS’ EQUITY/ (DEFICIT) (Details Narrative)	9 Months Ended
Jan. 31, 2022 shares
Convertible Series A Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Conversion of preferred stock, description	Convertible Series A Preferred Shares. Convertible Series A Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000 shares of Convertible Series A Preferred Shares to 1 share of Common Stock.
Preferred stock, shares outstanding	53,000
Preferred Stock, Voting Rights	53 votes.
Convertible Series B Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Conversion of preferred stock, description	Convertible Series B Preferred Shares. Convertible Series B Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000,000 shares of Common Stock for each single Convertible Series B Preferred Share.
Preferred stock, shares outstanding	600,000
Preferred Stock, Voting Rights	600,000,000,000 votes.
Preferred stock, shares issued	600,000
Convertible Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000
Conversion of preferred stock, description	Convertible Series C Preferred Shares. Convertible Series C Preferred Shares are convertible into Common Stock at a ratio of 1,000 shares of Convertible Series C Preferred Share for one share of Common Stock.
Preferred stock, shares outstanding	760,000
Preferred Stock, Voting Rights	760 votes.
Preferred stock, shares issued	760,000